Subsequent events (Details) - Termination of PharmaEngine collaboration agreement, NBTXR3 - USD ($) $ in Millions		4 Months Ended
	Aug. 18, 2022	Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [line items]
Contractual commitments, payment		$ 6.5
Major collaboration agreement
Disclosure of non-adjusting events after reporting period [line items]
Contractual commitments, payment	$ 1.0